Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Interest bearing cash	$ 235,359	$ 140,318
Guaranteed interest account, at contract value	4,993,443	5,404,025
Registered investment companies	64,880,779	57,428,946
Consumer Portfolio Services, Inc. (CPS, Inc.) common stock	5,815,293	5,781,242
Total investments	75,924,874	68,754,531
Notes receivable from participants	2,782,944	2,498,377
Net assets available for benefits	$ 78,707,818	$ 71,252,908